RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	3 Months Ended
Mar. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Schedule of impact of the restatement on the audited consolidated balance sheets

The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported assets. The impact of the restatement of the Company’s audited balance sheet as of March 8, 2021 is reflected in the following table:

Balance sheet as of March 8, 2021	As Previously Reported	Adjustments	As Restated
Warrant Liability	—	13,882,167.00	13,882,167.00
Common Stock Subject to Possible Redemption	220,000,000.00	(13,882,167.00)	206,117,833
Additional Paid in Capital	28,432,458.00	272,651.91	28,705,109.91
Accumulated Deficit	(40,326.00)	(272,651.91)	(312,977.91)